UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File number: 811-04982

Heartland Group, Inc.

(Exact name of registrant as specified in charter)

789 N. Water Street, Suite 500, Milwaukee, WI	53202
(Address of principal executive offices)	(Zip code)

Vinita K. Paul, Vice President and Chief Compliance Officer

Heartland Group, Inc., 789 N. Water Street, Suite 500, Milwaukee, WI 53202

(Name and address of agent for service)

Fredrick G. Lautz; Quarles & Brady LLP, 411 East Wisconsin Avenue, Milwaukee, WI 53202

(With a copy to:)

Registrant’s telephone number, including area code: (414) 347-7777

Date of fiscal year end: May 31, 2014

Date of reporting period: November 30, 2013

Form N-CSR is to be used by management investment companies to file reports with the Commission, not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.	Reports to Stockholders.

HEARTLAND FUNDS
AMERICA'S VALUE INVESTOR®

Consistent Discipline,
Fundamental Value

SEMIANNUAL REPORT

November 30, 2013

International Value Fund

TABLE OF CONTENTS

HEARTLAND INTERNATIONAL VALUE FUND
Management’s Discussion of Fund Performance	1
Growth of a Hypothetical $10,000	3
Additional Fund Characteristics	4

FINANCIAL STATEMENTS
Schedule of Investments	5
Schedule of Open Futures Contracts	6
Statement of Assets and Liabilities	7
Statement of Operations	8
Statements of Changes in Net Assets	9
Financial Highlights	10
Notes to Financial Statements	11

ADDITIONAL INFORMATION
Expense Examples	15
Other Information	15
Submission of Matters to a Vote of Security Holders	15
Board Review of Investment Advisory Agreement	16
Definitions and Disclosures	17

MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE

More than 95%

of the Fund’s

holdings pay

dividends.

Dear Fellow Shareholders,

For the six-month period ended November 30, 2013, the Heartland International Value Fund returned 4.26%, while its benchmark, the MSCI All Country World Index ex USA Small Cap Value, gained 9.89%.

The greatest factor in the Fund’s underperformance was its position in Materials, particularly gold-mining stocks which faced significant downward pressure. In the wake of what we believe is one of the industry’s longest and deepest bear markets, we are maintaining positions in three miners. All are expanding production, lowering costs, sustaining profitability, and paying dividends. While these stocks require continued patience, we find their valuations—currently below book value—to be compelling.

Consumer Discretionary stocks made the strongest contribution, including Clear Media Ltd., which owns outdoor display advertising locations such as bus shelters and billboards in China. We find Clear Media, Ltd. appealing as it is positioned to benefit from companies’ desire to reach China’s growing consumer class. Its affiliation with U.S. advertising giant Clear Channel Outdoor, its largest shareholder, gives us confidence in the transparency of the company’s reporting. Clear Media recently paid a special dividend that represented more than 25% of our original cost per share. Even after significant appreciation, the stock trades near book value and close to 10 times 2014 earnings.

Japan’s Nippon Seiki Co., Ltd., another top individual contributor, also benefits from the growing consumer class in emerging markets. People who previously might have traveled on foot, by bike, or via public transit now are able to buy motorcycles or cars. This trend in turn can boost demand for Nippon Seiki Co., Ltd.’s vehicle instrumentation displays. The company’s low debt and significant cash assets make it even more attractive to us. We were able to purchase this billion-dollar enterprise for a fraction of book value and a single-digit price-to-earnings multiple.

TOPIX Valuation Looks Attractive

Source: Bloomberg, Inc., 11/5/1993 to 11/29/2013

We remain comfortable with our overweight in Japan, the world’s third-largest economy. The Japanese market (represented by the TOPIX Index) is trading at just 1.3 times book value, in contrast with the S&P 500 Index trading at 3.3 times book. We continue to see Japanese companies offering what appears to be attractive absolute and relative value.

The array of stimulative measures currently being applied to Japan’s economy should, in our view, help spur growth. We intend to keep this substantial weighting, maintaining a barbell approach that combines companies serving domestic consumption with those oriented toward export demand.

While the Fund continues to emphasize stocks that pay dividends, as more than 95% of our holdings currently do, we focus on companies that do so while keeping their payout ratios moderate. In our analysis, these companies have the potential to produce higher returns while incurring lower levels of volatility. We believe this is a prudent approach to enhancing long-term returns.

Thank you for the privilege of managing your assets.

Bill Nasgovitz	Robert C. Sharpe
Chairman, CIO, and Portfolio Manager	Vice President and Portfolio Manager

There is no assurance that dividend paying stocks will mitigate volatility.

1

HEARTLAND INTERNATIONAL VALUE FUND

(UNAUDITED)

FUND SUMMARY

	Inception	Since	Three	One	Calendar
Average Annual Total Returns as of November 30, 2013	Date	Inception	Years	Year	YTD*	6-Month*
Heartland International Value Fund (HINVX)	10/1/10	4.52%	5.45%	14.82%	10.08%	4.26%
MSCI AC World Index ex USA Small Cap Value	—	8.08%	8.45%	25.02%	18.86%	9.89%

Index Source: MSCI and Copyright 2013 FactSet Research Systems, Inc., FactSet Fundamentals. All rights reserved.

*Not Annualized.

In the prospectus dated 7/19/13, the Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement for the Fund is 1.49%. The Advisor has contractually agreed to waive its management fees and/or reimburse expenses of the Fund to ensure that Total Annual Fund Operating Expenses do not exceed 1.49% of the Fund’s average daily net assets, through at least May 1, 2016, and subject thereafter to annual reapproval of the agreement by the Board of Directors. Without such waiver and/or reimbursements, the Total Annual Fund Operating Expenses based on projected net assets would be 2.06%. As of the date of this report, Total Annual Fund Operating Expenses is 2.08% without such waiver and/or reimbursement.

Past performance does not guarantee future results. Performance represents past performance; current returns may be lower or higher. The investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. All returns reflect reinvested dividends and capital gains distributions, but do not reflect the deduction of taxes that an investor would pay on distributions or redemptions. Subject to certain exceptions, shares of a Fund redeemed or exchanged within 90 days of purchase are subject to a 2% redemption fee. Performance does not reflect this fee, which if deducted would reduce an individual’s return. To obtain performance through the most recent month end, call 800-432-7856, or visit www.heartlandfunds.com.

SECTOR ALLOCATION

Sector classifications are generally determined by referencing the Global Industry Classification Standard (GICS) Codes developed by Standard & Poor’s and Morgan Stanley Capital International. Sector allocations are a percent of equity investments and subject to change.

INVESTMENT GOAL

The Fund seeks long-term capital appreciation with modest current income.

INVESTMENT STRATEGY/DISTINGUISHING CHARACTERISTIC

The Fund seeks long-term capital appreciation by investing in small- and mid-cap international companies, with an emphasis on dividends. The Fund utilizes the Advisor’s disciplined and time-tested 10 Principles of Value Investing™, designed to capture upside potential while minimizing downside risk.

INVESTMENT CONSIDERATIONS

The Fund invests primarily in small foreign companies selected on a value basis. Such securities generally are more volatile and less liquid than those of larger companies. Foreign securities have additional risk, including but not limited to, exchange rate changes, political and economic upheaval, and relatively low market liquidity. These risks are magnified in emerging markets. There is no assurance that dividend-paying stocks will mitigate volatility. There can be no assurance that the Fund will grow to or maintain an economically viable size, in which case the Board of Directors may determine to liquidate the Fund. Value investments are subject to the risk that their intrinsic values may not be recognized by the broad market.

portfolio highlights & statistics

Number of holdings (excludes cash equivalents and futures)	41
Net assets	$30.6 mil.
NAV	$11.25
Median market cap	$779 mil.
Weighted average market cap	$2,019 mil.

top ten holdings – % of net assets (excludes cash equivalents)

Nippon Seiki Co., Ltd.	4.5%
Wasion Group Holdings, Ltd.	4.1
Bombardier, Inc. (Class B)	3.7
Fukuda Denshi Co., Ltd.	3.6
Mirae Asset Securities Co., Ltd.	3.3
Keck Seng Investments	3.3
IAMGOLD Corp.	3.1
Ministop Co., Ltd.	3.0
Kurita Water Industries, Ltd.	2.8
NongShim Co., Ltd.	2.7

Portfolio holdings, statistics and manager views are subject to change without notice, and discussions of portfolio holdings are intended as illustrations of investment strategy, not as recommendations. Index definitions and investment terms are found on the page titled “Definitions and Disclosures.” All indices are unmanaged. It is not possible to invest directly in an index. All information, unless otherwise indicated, is as of 11/30/13.

2

HEARTLAND INTERNATIONAL VALUE FUND

GROWTH OF A HYPOTHETICAL $10,000 (UNAUDITED)

Growth of A HYPOTHETICAL $10,000 INVESTMENT

International Value Fund – Since Inception: 10/1/10

Performance data quoted for periods prior to 10/1/13 for the Fund is that of the Predecessor Fund (the Heartland International Value Fund a series of Trust for Professional Managers), which commenced operations on 10/1/10.

The opinions expressed in this Semiannual Report are those of the portfolio managers, and are subject to change at any time based on market and other conditions.  No predictions, forecasts, outlooks, expectations, or beliefs are guaranteed. Portfolio Managers and Officers of Heartland Group, Inc. are registered representatives of ALPS Distributors, Inc.

3

HEARTLAND INTERNATIONAL VALUE FUND

ADDITIONAL FUND CHARACTERISTICS (UNAUDITED)

MARKET CAP SEGMENTATION – % OF TOTAL INVESTMENTS

The Fund is managed according to our time-tested, value-driven philosophy. The core of this is outlined by Heartland’s trademarked 10 Principles of Value Investing™. We believe this process — which places emphasis on identifying a catalyst — may limit downside risk relative to other equity investment strategies, while providing an opportunity for upside capital appreciation.

The Fund focuses on companies outside the U.S., generally with market capitalizations of up to $5 billion at the time of purchase. The following table summarizes the market capitalization of the Fund as of November 30, 2013.

Micro-Cap Holdings – $0 - $300 million	13.7%
Small-Cap Holdings – $300 million - $2 billion	49.1
Mid-Cap Holdings – $2 - $10 billion	30.3
Large-Cap Holdings – Greater than $10 billion	0.0
Short-Term Investments	6.9
Total	100.0%

SECTOR ALLOCATION – % OF TOTAL INVESTMENTS

The following table summarizes the sector classifications of the Fund as of November 30, 2013. These sectors represent groupings of the industry classifications delineated within the Schedule of Investments.

Consumer Discretionary	16.3%
Consumer Staples	6.9
Energy	2.9
Financials	12.9
Health Care	10.4
Industrials	23.2
Information Technology	6.1
Materials	11.0
Utilities	3.4
Cash	6.9
Total	100.0%

COUNTRY OF RISK – % OF NET ASSETS

Country of risk, sourced from Heartland Advisors, is based on where the primary operations or revenues of the company or issuer are located and may differ from the country of domicile reported in the Schedule of Investments.

Australia	0.4%
Brazil	6.8
Canada	11.9
Chile	2.3
China	6.7
Germany	5.5
Hong Kong	5.9
Ireland	2.5
Japan	28.3
Kazakhstan	4.4
Malaysia	0.9
Netherlands	2.4
Russia	2.4
South Korea	11.0
Ukraine	1.2
Other Assets and Liabilities, Net	7.4
TOTAL	100.0%

Portfolio holdings, statistics and manager views are subject to change without notice and discussions of portfolio holdings are intended as illustrations of investment strategy, not as recommendations.

4

FINANCIAL STATEMENTS

SCHEDULE OF INVESTMENTS

November 30, 2013 (Unaudited)

COMMON STOCKS (88.1%)	Shares	Value
Australia (0.4%)
Collection House, Ltd. (AUD)(a)(b)	80,000	$123,801

Brazil (2.3%)
Cia de Saneamento Basico do Estado de Sao Paulo (BRL)(b)(c)	45,000	473,278
Mahle-Metal Leve SA Industria e Comercio (BRL)(b)	20,000	238,278
		711,556
Canada (14.2%)
AuRico Gold, Inc. (CAD)(b)	80,000	310,197
Bombardier, Inc. (Class B) (CAD)(b)(c)	250,000	1,124,653
CAE, Inc. (CAD)(b)(c)	55,000	615,454
Canam Group, Inc. (CAD)(b)	55,000	635,123
IAMGOLD Corp. (CAD)(b)	215,000	940,897
Yamana Gold, Inc. (CAD)(b)(c)	80,000	717,519
		4,343,843
China (4.1%)
Wasion Group Holdings, Ltd. (HKD)(a)(b)	2,000,000	1,249,544

Germany (5.5%)
DMG Mori Seiki AG (EUR)(a)(b)	20,000	616,008
Einhell Germany AG (EUR)(b)	10,000	419,871
KSB AG (EUR)(a)(b)	1,000	650,800
		1,686,679
Hong Kong (8.5%)
Cathay Pacific Airways, Ltd. (HKD)(a)(b)(c)	375,000	793,175
Clear Media, Ltd. (HKD)(b)	1,000,000	801,027
Keck Seng Investments (HKD)(b)	1,600,000	1,000,961
		2,595,163
Ireland (2.5%)
Trinity Biotech PLC (ADR)	30,000	768,900

Japan (28.3%)
Alps Logistics Co., Ltd. (JPY)(a)(b)	75,000	740,613
Fuji Pharma Co., Ltd. (JPY)(a)(b)	40,000	684,532
Fukuda Denshi Co., Ltd. (JPY)(a)(b)	28,000	1,114,770
Kurita Water Industries, Ltd. (JPY)(a)(b)(c)	40,000	857,135
Medikit Co., Ltd. (JPY)(a)(b)	20,000	584,959
Ministop Co., Ltd. (JPY)(a)(b)	60,000	911,941
Miraial Co., Ltd. (JPY)(b)	40,000	622,383
Nifco, Inc. (JPY)(a)(b)	12,000	315,548
Nippon Seiki Co., Ltd. (JPY)(a)(b)	80,000	1,363,704
Takamatsu Construction Group Co., Ltd. (JPY)(a)(b)	30,000	510,748
Yokogawa Electric Corp. (JPY)(a)(b)(c)	30,000	454,839
Yushin Precision Equipment Co., Ltd. (JPY)(a)(b)	25,000	493,592
		8,654,764
Kazakhstan (4.4%)
Halyk Savings Bank of Kazakhstan JSC (GDR)(c)	75,000	748,533
KazMunaiGas Exploration Production JSC (GDR)(c)	39,000	606,450
		1,354,983
Malaysia (0.9%)
Wah Seong Corp. Bhd (MYR)(a)(b)	504,545	263,084

Netherlands (2.4%)
TNT Express NV (EUR)(a)(b)(c)	80,000	732,695

Russia (2.4%)
VSMPO-AVISMA Corp.(a)(c)	3,160	749,328

South Korea (11.0%)
Daekyo Co., Ltd. (KRW)(a)(b)	125,000	813,149
Mirae Asset Securities Co., Ltd. (KRW)(a)(b)	30,000	1,002,096
NongShim Co., Ltd. (KRW)(a)(b)	3,500	820,371
Samsung Securities Co., Ltd. (KRW)(a)(b)(c)	17,500	747,720
		3,383,336
Ukraine (1.2%)
Avangardco Investments Public, Ltd. (GDR)(d)	30,000	360,000

TOTAL COMMON STOCKS (Cost $23,157,866)		$26,977,676

PREFERRED STOCK (4.5%)
Brazil (4.5%)
Banco ABC Brasil SA (BRL)(b)	150,000	807,754
Cia de Saneamento do Parana (BRL)(b)	200,000	572,346
		1,380,100

TOTAL PREFERRED STOCK (Cost $1,303,815)		$1,380,100

	INTEREST	PAR
SHORT-TERM INVESTMENTS (6.9%)	RATE	AMOUNT	VALUE
Time Deposits (6.9%)
JPMorgan Chase (New York)(a)(e)	0.03%	$2,130,668	$2,130,668

TOTAL SHORT-TERM INVESTMENTS (Cost $2,130,668)			$2,130,668

TOTAL INVESTMENTS – (99.5%) (Cost $26,592,349)			$30,488,444
OTHER ASSETS AND LIABILITIES, NET – (0.5%)			145,420
TOTAL NET ASSETS – (100.0%)			$30,633,864

Percentages are stated as a percent of net assets.

Foreign country classifications for each security are generally determined by referencing country of domicile sourced from Factset Research Systems, Inc.

(a)	Classified as Level 2. Valued using methods determined by the Board of Directors or using systematic fair valuation model provided by an independent pricing service. See Note 3 in Notes to Financial Statements.
(b)	Traded in a foreign country.
(c)	All or a portion of the security is pledged as collateral on futures. The aggregate market value of the collateralized securities totals $7,878,067 as of November 30, 2013. See Note 4 in Notes to Financial Statements.
(d)	Non-income producing security. Includes securities which did not pay at least one dividend in the year preceding the date of this statement.
(e)	Time deposits are considered short-term obligations and are payable on demand. Interest rates change periodically on specified dates. The rate listed is the 7-day yield as of November 30, 2013.

Currency Abbreviations:

AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
EUR	Euro
HKD	Hong Kong Dollar
JPY	Japanese Yen
KRW	South Korean Won
MYR	Malaysian Ringgit

Common Abbreviations:

ADR	American Depositary Receipt
AG	Aktiengesellschaft is a German term that refers to a corporation that is limited by shares, i.e. owned by shareholders.
Bhd	Berhad is a Malaysian term for private company.
GDR	Global Depositary Receipt
Ltd	Limited is a term indicating a company is incorporated and shareholders have limited liability.
JSC	Joint Stock Company is a company which has the capital of its members pooled in a common fund.
NV	Naamloze vennootschap is a Dutch term meaning public limited liability corporation.
PLC	Public Limited Company is a publicly traded company which signifies that shareholders have limited liability.
SA	Sociedad Anonima is the Spanish equivalent of a publicly held corporation.

The accompanying Notes to Financial Statements are an integral part of these Statements.

5

SCHEDULE OF OPEN FUTURES CONTRACTS

November 30, 2013 (Unaudited)

				underlying face amount	unrealized
DESCRIPTION	Position	contracts	expiration date	at value (Note 4)	appreciation/ (depreciation)
Euro FX Currency Future	Short	(14)	12/17/13	$(2,377,725)	$(61,591)
Japanese Yen FX Currency Future	Short	(15)	12/17/13	(1,830,188)	96,384
Japanese Yen FX Currency Future	Short	(30)	3/18/14	(3,662,625)	110,269
TOTAL FUTURES CONTRACTS SOLD				$(7,870,538)	$145,062

The accompanying Notes to Financial Statements are an integral part of these Statements.

6

STATEMENT OF ASSETS AND LIABILITIES

November 30, 2013 (Unaudited)

ASSETS:
Investments in securities, at cost	$26,592,349
Investments in securities, at value	$30,488,444
Foreign currency, at value (cost $11,981)	11,896
Receivable due from advisor	14,525
Receivable due from variation margin	145,062
Deposit for futures at broker (See Note 4)	43,738
Accrued dividends and interest	55,364
Receivable for capital shares issued	1,269
Prepaid expenses	3,647
Total Assets	30,763,945

LIABILITIES:
Payable for securities purchased	64,339
Accrued expenses
Fund accounting fees	8,926
Transfer agency fees	9,594
Custody fees	9,780
Audit fees	21,054
Legal fees	7,050
Printing fees	5,123
Other	4,215
Total Liabilities	130,081
TOTAL NET ASSETS	$30,633,864

NET ASSETS CONSIST OF:
Paid-in capital	$28,106,054
Accumulated undistributed net investment income (loss)	15,610
Accumulated undistributed (losses) on investments, futures, and translation of assets and liabilities in foreign currency	(1,527,265)
Net unrealized appreciation on investments	4,039,465
TOTAL NET ASSETS	$30,633,864

NET ASSET VALUE, OFFERING PRICE & REDEMPTION PRICE PER SHARE:
Net assets	$30,633,864
Shares outstanding	2,723,396
NET ASSET VALUE, OFFERING PRICE & REDEMPTION PRICE PER SHARE	$11.25

The accompanying Notes to Financial Statements are an integral part of these Statements.

7

STATEMENT OF OPERATIONS

For the Six Months Ended November 30, 2013 (Unaudited)

INVESTMENT INCOME:
Dividends	$426,775
Foreign taxes withheld	(22,040)
Total Investment Income	404,735

EXPENSES:
Management fees	122,735
Distribution fees	36,099
Transfer agency fees	23,342
Fund accounting fees	32,211
Custodian fees	21,151
Chief compliance officer fees	4,667
Printing and communication fees	1,230
Postage fees	543
Legal fees	10,228
Registration fees	616
Directors’ fees	321
Audit and tax fees	34,382
Insurance fees	291
Other expenses	12,652
Total Expenses before waivers	300,468
Expenses waived by investment advisor (See Note 5)	(85,319)
Total Expenses after waivers	215,149
NET INVESTMENT INCOME	189,586

REALIZED & UNREALIZED GAINS (LOSSES) ON INVESTMENTS, FUTURES AND TRANSLATION OF ASSETS AND LIABILITIES IN FOREIGN CURRENCY
Net realized gains (losses) on:
Investments	(642,391)
Futures contracts	268,652
Foreign currency translation	(46,976)
Net change in unrealized appreciation (depreciation) on:
Investments	1,777,537
Futures contracts	(271,278)
Foreign currency translation	4,338
TOTAL REALIZED & UNREALIZED NET GAINS ON INVESTMENTS, futures AND TRANSLATION OF ASSETS IN FOREIGN CURRENCY	1,089,882
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$1,279,468

The accompanying Notes to Financial Statements are an integral part of these Statements.

8

STATEMENTS OF CHANGES IN NET ASSETS

	For the Six Months	For the
	Ended November 30, 2013	Year Ended
	(Unaudited)	May 31, 2013
FROM INVESTMENT OPERATIONS:
Net investment income	$189,586	$185,715
Net realized gains (losses) on:
Investments	(642,391)	1,161,786
Futures contracts	268,652	447,299
Foreign currency translation	(46,976)	(20,647)
Net change in unrealized appreciation (depreciation) on:
Investments	1,777,537	5,070,103
Futures contracts	(271,278)	283,289
Foreign currency translation	4,338	(1,382,093)
Net increase in net assets resulting from operations	1,279,468	5,745,452

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	—	(387,588)
Net decrease in net assets resulting from distributions paid	—	(387,588)

CAPITAL TRANSACTIONS:
Proceeds from shares issued	1,766,316	6,418,169
Dividends reinvested	—	375,585
Value of shares redeemed(a)	(412,542)	(1,583,093)
Net increase in net assets derived from capital transactions	1,353,774	5,210,661

TOTAL INCREASE IN NET ASSETS	2,633,242	10,568,525
NET ASSETS AT THE BEGINNING OF THE PERIOD	28,000,622	17,432,097
NET ASSETS AT THE END OF THE PERIOD*	$30,633,864	$28,000,622
*INCLUDES ACCUMULATED UNDISTRIBUTED NET INVESTMENT INCOME (LOSS)	$15,610	$(173,976)

(a)	Value of shares redeemed includes amounts for early redemption fees. See Note 6 in Notes to Financial Statements.

The accompanying Notes to Financial Statements are an integral part of these Statements.

9

FINANCIAL HIGHLIGHTS

	For the Six
	Months Ended		For the Year Ended May 31,		For the Period
	November 30, 2013				Ended
	(Unaudited)		2013	2012	May 31, 2011(a)
PER SHARE DATA
Net asset value, beginning of period	$10.79		$8.34	$10.93	$10.00
Income (loss) from investment operations:(b)(c)
Net investment income	0.07		0.08	0.03	0.13
Net realized and unrealized gains (losses) on investments, futures, and the translation of assets and liabilities in foreign currency	0.39		2.55	(2.58)	0.80
Total income (loss) from investment operations	0.46		2.63	(2.55)	0.93
Less distributions from:
Net investment income	—		(0.18)	(0.04)	—
Total distributions	—		(0.18)	(0.04)	—
Net asset value, end of period	$11.25		$10.79	$8.34	$10.93
TOTAL RETURN	4.26	%(d)	31.64%	(23.39)%	9.40	%(d)

RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (in thousands)	$30,634		$28,001	$17,432	$18,972
Percentage of expenses to average net assets before waivers	2.08	%(e)	2.36%	2.69%	4.23	%(e)
Percentage of expenses to average net assets after waivers	1.49	%(e)	1.72%	1.75%	1.75	%(e)
Percentage of net investment income (loss) to average net assets before waivers	1.90	%(e)	0.19%	(0.64)%	(0.58	)%(e)
Percentage of net investment income to average net assets after waivers	1.31	%(e)	0.83%	0.30%	1.90	%(e)
Portfolio turnover rate	12	%(d)	51%	82%	22	%(d)

(a)	The Predecessor Fund commenced operations on October 1, 2010.
(b)	Redemption fees represent less than $.01 on a per share basis.
(c)	Calculated using the average shares method.
(d)	Not annualized.
(e)	Annualized.

The accompanying Notes to Financial Statements are an integral part of these Statements.

10

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

November 30, 2013

(1)	ORGANIZATION

Heartland Group, Inc. (the “Corporation”) is registered as an open-end management investment company under the Investment Company Act of 1940, as amended. The capital shares of the International Value Fund (the “Fund”; 100,000,000 shares authorized) is one of four diversified funds, issued by the Corporation. The inception date of the Predecessor Fund is October 1, 2010. The Fund was a previously operational fund which was a series of Trust for Professional Managers (the “Trust”), a Delaware statutory trust. On April 29, 2013, the Board of Directors of the Corporation (the “Board”) approved the reorganization into the International Value Fund, a newly formed series of the Corporation.

Under the Corporation’s organizational documents, its Officers and Directors are indemnified against certain liabilities arising out of the performance of their duties to the Corporation. In addition, in the normal course of business, the Corporation enters into contracts with its vendors and others that provide for general indemnifications. The Corporation’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Corporation.

(2)	SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Fund in the preparation of the financial statements:

(a)	Portfolio securities traded on a national securities exchange or in the over-the-counter market are valued at the closing price on the principal exchange or market as of the close of regular trading hours on the day the securities are being valued, or, sales price on the Composite Market. Lacking any sales, securities are valued at the mean between the most recent quoted bid and asked prices on the principal exchange or market. Foreign securities are valued on the basis of quotations from the primary market in which they are traded, and are translated from the local currency into U.S. dollars using exchange rates as of the close of the New York Stock Exchange (“NYSE”) or using methods determined by the Board. The Fund may use a systematic fair valuation model provided by an independent pricing service to value foreign equity securities in order to capture events occurring between the time a foreign exchange closes and the close of the NYSE that may affect the value of the Fund’s securities traded on those foreign exchanges. These are generally categorized as Level 2 in the FASB ASC Topic 820 hierarchy. Debt securities having maturities of 60 days or less may be valued at acquisition cost, plus or minus any amortization or accretion. Securities and other assets for which quotations are not readily available or deemed unreliable are valued at their fair value using methods determined by the Board. The Pricing Committee for the Corporation may also make a fair value determination if it reasonably determines that a significant event, which materially affects the value of a security, occurs after the time at which the market price for the security is determined but prior to the time at which a Fund’s net asset value is calculated. Fair valuation of a particular security is an inherently subjective process, with no single standard to utilize when determining a security’s fair value. As such, different mutual funds could reasonably arrive at a different fair value price for the same security. In each case where a security is fair valued, consideration is given to the facts and circumstances relevant to the particular situation. This consideration includes reviewing various factors set forth in the pricing procedures adopted by the Board and other factors as warranted. In making a fair value determination, factors that may be considered, among others, include: the type and structure of the security; unusual events or circumstances relating to the security’s issuer; general market conditions; prior day’s valuation; fundamental analytical data; size of the holding; cost of the security on the date of purchase; nature and duration of any restriction on disposition; trading activities and prices of similar securities or financial instruments.

(b)	The Fund’s policy is to comply with the requirements of the Internal Revenue Code (the “IRS”) that are applicable to regulated investment companies (“RICs”) and to distribute substantially all of its taxable income to its shareholders. The Fund accordingly pays no Federal income taxes, and no Federal income tax provision is recorded.

(c)	Net investment income, if any, is distributed to each shareholder as a dividend. Dividends from the Fund are declared and paid at least annually. Dividends from the Fund are recorded on ex-date and determined in accordance with tax regulations. Net realized gains on investments, if any, are distributed at least annually.

(d)	For financial reporting purposes, transactions are accounted for on trade date on the last business day of the reporting period. Net realized gains and losses on investments are computed on the identified cost basis. The portion of security gains and losses resulting from changes in foreign exchange rates is included with net realized and unrealized gains or losses from investments on the Statement of Operations. Dividend income is recognized on the ex-dividend date, and interest income is recognized on an accrual basis. The Fund amortizes premium and accretes discount on investments utilizing the effective interest method. Foreign dividend income may be subject to foreign withholding taxes.

(e)	The Fund is charged for those expenses that are directly attributable to it. Expenses that are not directly attributable to the Fund are typically allocated among the applicable funds issued by the Corporation in proportion to their respective net assets, number of open shareholder accounts, number of funds or some combination thereof, as applicable.

(f)	A restricted security is a security that has been purchased through a private offering and cannot be resold to the general public without prior registration under the Securities Act of 1933 (the “Act”) or pursuant to the resale limitations provided by Rule 144 under the Act, or an exemption from the registration requirements of the Act. Whether a restricted security is illiquid is determined pursuant to guidelines established by the Board. Not all restricted securities are considered to be illiquid. As of November 30, 2013, the Fund did not hold any illiquid or restricted securities.

(g)	The Fund isolates the portion of the results of operations from changes in foreign exchange rates on investments from those resulting in market prices of securities held. Reported net realized foreign exchange gains or loses arise from sales of portfolio securities, sales and maturities of short-term securities, sales of foreign currencies, currency gains or losses realized between trade and settlement date on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund’s books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the values of assets and liabilities, including investments in securities at fiscal period end, resulting from changes in the exchange rate. Investments in foreign securities entail certain risks. Individual foreign economies of certain countries may differ favorably or unfavorably from the U.S. economy in such respects as growth of gross national product, rate of inflation, capital reinvestment, resource self-sufficiency, diversification and balance of payments position. The internal politics of certain foreign countries may not be as stable as those of the United States. Since foreign securities normally are denominated and traded in foreign currencies, the value of the Fund’s assets may be affected favorably or unfavorably by currency exchange rates, currency exchange control regulations, foreign withholding taxes, and restrictions or prohibitions on the repatriation of foreign currencies. There may be less information publicly available about a foreign issuer than about a U.S. issuer, and foreign issuers are not generally subject to accounting, auditing, and financial reporting standards and practices comparable to those in the United States. The securities of some foreign issuers are less liquid and at times more volatile than securities of comparable U.S. issuers.

(h)	The accompanying financial statements were prepared in conformity with GAAP, which requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates.

11

(3)	FAIR VALUE MEASUREMENTS

The Fund follows the Fair Value Statement, under which various inputs are used in determining the value of the Fund’s investments.

The basis of the hierarchy is dependent upon the various “inputs” used to determine the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

•	Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that a Fund has the ability to access at the measurement date.

•	Level 2 - Other significant observable inputs include quoted prices which are not active, quoted prices for similar assets or liabilities in active markets or input other than quoted prices that are observable (either directly or indirectly) for the asset or liability. Includes short term investments in time deposits, international securities that use a systematic fair valuation model and portfolio securities lacking any sales referenced in Note 2.

•	Level 3 - Significant unobservable prices or inputs (includes the Board and Pricing Committee’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the Fund’s investment as of November 30, 2013:

	LEVEL 1	LEVEL 2	LEVEL 3
	Quoted Prices(1)	Other Significant Observable Inputs(1),(2)	Significant Unobservable Inputs(3)	TOTAL
Common Stocks	$10,383,524	$16,594,152	$—	$26,977,676
Preferred Stocks	1,380,100	—	—	1,380,100
Short-Term Investments	—	2,130,668	—	2,130,668
Other Financial Instruments(4)
Futures Contracts	145,062	—	—	145,062

(1)	The Fund recognizes transfers between levels as of the beginning and end of the financial reporting period. Transfers between Level 1 and Level 2 as of November 30, 2013 resulted from securities priced using a systematic fair valuation model or quoted prices which were not active at either the beginning or end of the period.

Transfers into and out of Levels 1 and 2 at November 30, 2013 were as follows:

	Level 1 - Quoted Prices		Level 2 - Other Significant Observable Inputs
	Transfers In	Transfers (Out)	Transfers In	Transfers (Out)
Common Stocks	$2,171,942	$1,359,600	$1,359,600	$2,171,942
Total	$2,171,942	$1,359,600	$1,359,600	$2,171,942

(2)	For further Information regarding the characteristics of securities identified as Level 2 within the hierarchy, see the accompanying Schedule of Investments.

(3)	The Fund measures Level 3 activity as of the beginning and end of the financial reporting period. For the six months ended November 30, 2013, the Fund did not have significant unobservable inputs (Level 3) used in determining fair value. Therefore, a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value is not applicable.

(4)	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, which are valued at net unrealized appreciation (depreciation). See the accompanying Schedule of Open Futures Contracts for additional information.

(4)	DERIVATIVE INSTRUMENTS

The Derivatives Statement requires enhanced disclosure about the Fund’s derivative and hedging activities, including how such activities are accounted for and their effects on the Fund’s financial position, performance and cash flows. The Fund may invest in a broad array of financial instruments and securities, the value of which is “derived” from the performance of an underlying asset or a “benchmark” such as a security index, an interest rate, or a currency. In particular, the Fund may engage in transactions in options, futures, options on futures contracts (a) to hedge against anticipated declines in the market value of its portfolio securities or currencies and against increases in the market values of securities or currencies it intends to acquire, (b) to manage exposure to changing interest rates (duration management), (c) to enhance total return or (d) to invest in eligible asset classes with a greater efficiency and lower cost than is possible through direct investment.

Options and futures can be highly volatile investments and involve certain risks. These strategies require the ability to anticipate future movements in securities prices, interest rates, currency exchange rates and other economic factors. Attempts to use such investments may not be successful and could result in reduction of a Fund’s total return. The Fund could experience losses if the prices of its options or futures positions move in a direction different than anticipated, or if the Fund were unable to close out its positions due to disruptions in the market or lack of liquidity. Over-the-counter options generally involve greater credit and liquidity risks than exchange-traded options. Options and futures traded on foreign exchanges generally are not regulated by U.S. authorities, and may offer less liquidity and less protection to a Fund if the other party to the contract defaults.

The Fund’s use of options and futures and other investment techniques for hedging purposes involves the risk that changes in the value of a hedging investment will not match those of the asset or security being hedged. Hedging is the use of one investment to offset the effects of another investment. Imperfect or no correlation of the values of the hedging instrument and the hedged security or asset might occur because of characteristics of the instruments themselves or unrelated factors involving, for example, the markets on which the instruments are traded. As a result, hedging strategies may not always be successful. While hedging strategies can help reduce or eliminate portfolio losses, they can also reduce or eliminate portfolio gains.

WARRANTS

The Fund may invest in warrants. A Fund may purchase warrants issued by domestic and foreign companies to purchase newly created equity securities consisting of common and preferred stock. Warrants are securities that give the holder the right, but not the obligation, to purchase equity issues of the company issuing the warrants, or a related company, at a fixed price either on a date certain or during a set period. The equity security underlying a warrant is authorized at the time the warrant is issued or is issued together with the warrant.

If the market price of the underlying security is below the exercise price of the warrant on its expiration date, the warrant will generally expire without value. The value of a warrant may decline because of a decline in the value of the underlying security, the passage of time, changes in interest rates or in the dividend or other policies of the company whose equity underlies the warrant or a change in the perception as to the future price of the underlying security, or any combination thereof. As of November 30, 2013, the Fund did not hold any warrants.

FUTURES CONTRACTS

The Fund may enter into futures contracts for hedging purposes. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date. Upon entering into a futures contract, the Fund is required to deposit an initial margin with the broker in an amount equal to a certain percentage of the contract amount. The Fund receives from or pays

12

to the broker, on a daily basis, an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as “variation margin,” and are recorded by the Fund as unrealized gains or losses. When the futures contract is closed, the Fund records a gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The average monthly notional amount of long and short futures contracts during the period was $0 and $8,040,433, respectively.

A Fund’s potential losses from the use of futures extend beyond its initial investment in such contracts. The use of futures contracts involves, to varying degrees, elements of market risk in excess of the amount recognized in the Statement of Assets and Liabilities. The predominant risk is that the movement of a futures contract’s price may result in a loss, which could render a Fund’s hedging strategy unsuccessful. There is minimal counterparty credit risk since futures contracts are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

The fair value of derivative instruments as reported within this Schedule of Investments as of November 30, 2013 was as follows:

Derivatives not accounted for as hedging instruments	Asset Derivative	Value	Liability Derivative	Value
Foreign Exchange Currency Contracts - Futures	Net assets - Unrealized appreciation*	$206,653	Net assets - Unrealized depreciation*	$61,591
Total		$206,653		$61,591

*	Reflects cumulative unrealized appreciation (depreciation) of futures contracts as reported in the Schedule of Open Futures Contracts.

The effect of derivative instruments on the Statement of Operations for the six months ended November 30, 2013 was as follows:

AMOUNT OF REALIZED GAIN ON FUTURES RECOGNIZED IN INCOME
Derivatives not accounted for as hedging instruments	Futures Contracts
Foreign Exchange Currency Contracts - Futures	$268,652
Total	$268,652

CHANGE IN UNREALIZED (DEPRECIATION) ON FUTURES RECOGNIZED IN INCOME
Derivatives not accounted for as hedging instruments	Futures Contracts
Foreign Exchange Currency Contracts - Futures	$(271,278)
Total	$(271,278)

OPTIONS CONTRACTS

The Fund may enter into options transactions for hedging purposes and will not use these instruments for speculation. The Fund may write covered put and call options on any securities or futures contracts in which it may invest, on any securities index based on or related to securities in which it may invest, or on any currency in which Fund investments may be denominated. A call option on an asset written by a Fund obligates the Fund to sell the specified asset to the holder (purchaser) at a stated price (the exercise price) if the option is exercised before a specified date (the expiration date). A put option on an asset written by a Fund obligates the Fund to buy the specified asset from the purchaser at the exercise price if the option is exercised before the expiration date. Premiums received when writing options are recorded as liabilities and are subsequently adjusted to the current value of the options written. Premiums received from writing options that expire are treated as realized gains. Premiums received from writing options, which are either exercised or closed, are offset against the proceeds received or amount paid on the transaction to determine realized gains or losses. The Fund had no transactions in written covered call/put options during the six months ended November 30, 2013.

(5)	INVESTMENT MANAGEMENT FEES AND TRANSACTIONS WITH RELATED PARTIES

The Corporation entered into an investment advisory agreement with the Advisor to serve as investment advisor and manager to the Fund (the “Advisory Agreement”). Under the terms of the Advisory Agreement, the Fund pays the Advisor a monthly management fee at the annual rate of 0.85% of the average daily net assets of the Fund.

The Advisor has contractually agreed to waive its management fee and/or reimburse expenses of the Fund to ensure that its total annual fund operating expenses do not exceed 1.49% of the Fund’s average daily net assets, through at least May 1, 2016, and subject thereafter to annual reapproval of the agreement by the Board. Prior to May 1, 2013, the expense limitation cap was 1.75%. For the six month period ended November 30, 2013, expenses of $85,319 were waived by the Advisor. Any such waiver or reimbursement is subject to later adjustment to allow the Advisor to recoup amounts waived or reimbursed to the extent actual fees and expenses for a fiscal period are less than the Fund’s expense limitation cap, provided however, that the Advisor shall only be entitled to recoup such amounts over the following three fiscal years. Also, any such reimbursement will be reviewed and approved by the Board. The operating expense limitation agreement can be terminated only by, or with consent of, the Board. The following table shows the remaining waived or reimbursed expenses subject to potential recovery expiring:

May 31, 2014	$147,089
May 31, 2015	164,889
May 31, 2016	143,894
May 31, 2017	85,319

The Corporation has adopted a Distribution Plan pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended (the “Plan”). Pursuant to the Plan, the Fund pays its distributor, ALPS Distributors, Inc. (the “Distributor”), an amount up to 0.25% of the average daily net assets of such Fund (limited to actual costs incurred), computed on an annual basis and paid monthly, for distributing Fund shares and providing shareholder services. Any fees paid to the Distributor under the Plan that are not used during a calendar year are reimbursed to the Fund. During the six months ended November 30, 2013, $20,693 of distribution related expenses incurred by the Advisor were reimbursed by fees collected under the Plan. The Corporation and/or Distributor may also contractually commit to pay these fees to other third parties who agree to provide various services to their customers who hold Fund shares. Fees paid pursuant to any such contractual commitment are not subject to reimbursement. The Distributor receives a fee for providing distribution services based on an annual rate of $275,000 for all funds issued by the Corporation, plus 1/10 basis point of the Fund’s annual net assets.

Effective October 1, 2013, ALPS Fund Services, Inc. (“ALPS”), replaced U.S. Bancorp Fund Services, LLC as the Fund’s transfer agent, fund accountant and fund administrator. ALPS is an affiliate of the Fund’s Distributor, ALPS Distributors, Inc. For providing transfer agent services, ALPS receives a fee that is a base amount plus an annual fee based on the number of shareholders. For providing fund accounting services, ALPS receives fees, subject to a $550,000 annual minimum for all funds issued by the Corporation, at 0.04% of the average daily net assets up to $500 million, 0.03% of average daily net assets between $500 million and $1 billion and 0.015% of the average daily net assets in excess of $1 billion. From its own assets, the Advisor may pay retirement plan service providers, brokers, banks, financial advisors and other financial intermediaries’ fees for providing recordkeeping, sub-accounting, marketing, and other administrative services to their customers in connection with investment in the Fund. These fees may be in addition to any distribution, administrative or shareholder servicing fees paid from the Fund’s assets to these financial intermediaries.

13

Officers and certain directors of the Corporation are also officers and/or directors of Heartland Advisors, Inc.; however, they receive no compensation from the Fund. Prior to the Fund’s reorganization, the Trust’s chief compliance officer was an employee of U.S. Bancorp Fund Services, LLC. During the period from June 1, 2013 through September 30, 2013 (prior to the Fund’s reorganization), the Fund paid $4,667 of the Trust’s Chief Compliance Officer’s fee.

(6)	EARLY REDEMPTION FEE

To discourage market timing and other short-term trading, certain shares that are redeemed or exchanged within 90 days are assessed a 2% fee on the current net asset value of the shares. The fee applies to shares being redeemed or exchanged in the order in which they are purchased, treating shares that have been held the longest in an account as being redeemed first. The fee is retained by the Fund for the benefit of the remaining shareholders. For financial statement purposes, these amounts are included in the Statement of Assets and Liabilities as “paid in capital”. The Fund retained redemption fees of $760 during the six months ended November 30, 2013.

(7)	INVESTMENT TRANSACTIONS

During the six months ended November 30, 2013, the cost of purchases and proceeds from sales of securities (excluding securities maturing less than one year from acquisition), for the Fund were $5,322,971 and $3,144,202, respectively. During the same period, there were no purchases or sales of long-term U.S. Government obligations.

(8)	FEDERAL INCOME TAX INFORMATION

The Fund’s policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies. The Fund has qualified and intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code for federal income tax purposes and to distribute substantially all taxable income and net capital gains. Accordingly, no provision has been made for federal income taxes. Passive foreign investment companies, foreign currency, and certain other investments could create book tax differences that may have an impact on the character of the Fund’s distributions.

As of and during the period ended November 30, 2013, the Fund did not have a liability for any unrecognized tax benefits. The Fund files U.S. federal, state, and local tax returns as required. The Fund’s tax returns are subject to examination by the relevant tax authorities until expiration of the applicable statute of limitations which is generally three years after the filing of the tax return for federal purposes and four years for most state returns. Tax returns for open years have incorporated no uncertain tax positions that require a provision for income taxes.

The amount of net unrealized appreciation/(depreciation) and the cost of investment securities for tax purposes, including short-term securities at November 30, 2013, are displayed in the table below.

TAX COST OF	GROSS UNREALIZED	GROSS UNREALIZED	NET TAX UNREALIZED APPRECIATION
INVESTMENTS	APPRECIATION	DEPRECIATION	ON INVESTMENTS
$27,901,098	$3,531,078	$(943,732)	$2,587,346

The difference between book-basis and tax-basis unrealized appreciation is attributable primarily to tax deferral of losses in wash sales.

(9)	FUND SHARE TRANSACTIONS

For the six months ended November 30, 2013, fund share transactions were as follows:

Shares issued	166,176
Reinvested distributions from net investment income
& distributions from net realized gains on investments	—
Shares redeemed	(38,093)
Net increase in Fund shares	128,083

For the year ended May 31, 2013, fund share transactions were as follows:

Shares issued	623,969
Reinvested distributions from net investment income
& distributions from net realized gains on investments	36,967
Shares redeemed	(156,500)
Net increase in Fund shares	504,436

(10)	FUND REORGANIZATION

On October 1, 2013, the Heartland International Value Fund (the “Predecessor Fund”), a series of the Trust, reorganized into the Heartland International Value Fund (the “New Fund”), a newly formed series of the Corporation. Shareholders of the Predecessor Fund received shares of the New Fund having the same aggregate net asset value as the shares of the Predecessor Fund they held on the date of the reorganization. The reorganization did not affect the value of a shareholder’s account in the Predecessor Fund. The reorganization was treated as a tax-free reorganization for federal income tax purposes.

(11)	NEW ACCOUNTING PRONOUNCEMENTS

In June 2013, the Financial Accounting Standards Board (the “FASB”) issued Accounting Standards Update (“ASU”) No. 2013-08, Financial Services-Investment Companies (Topic 946): Amendments to the Scope, Measurement, and Disclosure Requirements. The FASB standard identifies characteristics a company must assess to determine whether it is considered an investment company for financial reporting purposes. This ASU is effective for fiscal years beginning after December 15, 2013. The Funds believe the adoption of this ASU will not have a material impact on their financial statements.

14

ADDITIONAL INFORMATION

(UNAUDITED)

EXPENSE EXAMPLES

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including redemption fees and (2) ongoing costs, including management fees, 12b-1 fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from June 1, 2013 through November 30, 2013.

Actual Expenses

The table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid during the Period” to estimate the expenses you paid on your account during this period.

BEGINNING	ENDING	EXPENSES PAID	ANNUALIZED EXPENSE
ACCOUNT VALUE	ACCOUNT VALUE	DURING THE PERIOD(a)	RATIO DURING PERIOD
6/1/13	11/30/13	6/1/13 - 11/30/13	6/1/13 - 11/30/13
$1,000.00	$1,042.60	$7.63	1.49%

(a)	Expenses are equal to the average account value times the Fund’s annualized expense ratio multiplied by the number of days in the most recent fiscal half-year (183) divided by the number of days in the fiscal year (365).

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs and do not reflect any transactional costs, such as redemption fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

BEGINNING	ENDING	EXPENSES PAID	ANNUALIZED EXPENSE
ACCOUNT VALUE	ACCOUNT VALUE	DURING THE PERIOD(a)	RATIO DURING PERIOD
6/1/13	11/30/13	6/1/13 - 11/30/13	6/1/13 - 11/30/13
$1,000.00	$1,032.54	$7.59	1.49%

(a)	Expenses are equal to the average account value times the Fund’s annualized expense ratio multiplied by the number of days in the most recent fiscal half-year (183) divided by the number of days in the fiscal year (365).

OTHER INFORMATION

A description of the policies and procedures that the Corporation uses to determine how to vote proxies relating to portfolio securities, and a copy of the voting record, is available without charge at www. heartlandfunds.com, or upon request, by calling Heartland Advisors, Inc. at 1-888-505-5180, or by writing to Heartland Advisors, Inc. at 789 N. Water Street, Suite 500, Milwaukee, WI 53202. Information regarding how the Corporation voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is also available on the Securities and Exchange Commission’s (the “Commission”) website at www.sec.gov.

The Fund files complete schedules of portfolio holdings with the Commission for the first and third quarters of each fiscal year on Form N-Q which are available on the Commission’s website at www.sec.gov. The Fund’s N-Q filings may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. Schedules of portfolio holdings are also available at www.heartlandfunds.com, or upon request, without charge by calling Heartland Advisors, Inc. at 1-888-505-5180, or by writing to Heartland Advisors, Inc. at 789 N. Water Street, Suite 500, Milwaukee, WI 53202.

SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

On September 20, 2013, a special meeting of shareholders of the Predecessor Fund was held upon the presence of a quorum. The purpose of the meeting was to approve an Agreement and Plan of Reorganization that provided for the reorganization of the Predecessor Fund from the Trust for Professional Managers fund complex into the New Fund, a newly formed series of the Corporation. The reorganization, which has no material impact on the investment strategy of the Fund, was approved and became effective October 1, 2013.

The specific voting results were as follows:

	% of Shares Voted			% of Outstanding Shares
Proposal	Approve	Against	Abstain	Approve	Against	Abstain
1.0 Agreement and Plan of Reorganization	99.90%	0.00%	0.10%	75.75%	0.00%	0.08%

15

BOARD REVIEW OF INVESTMENT ADVISORY AGREEMENT

(UNAUDITED)

The Investment Company Act of 1940, as amended, requires that an Investment Advisory Agreement be approved by the vote of a majority of the Board of Directors who are not parties to the Investment Advisory Agreement or “interested persons” of the Funds (as that term is defined in the Investment Company Act of 1940, as amended) (the “Independent Directors”), cast in person at a meeting called for the purpose of voting on such approval. At its meeting held on May 16, 2013, the Board of Directors, including all of the Independent Directors, unanimously approved the Advisory Agreement dated January 12, 1987 with respect to its series, as amended on October 1, 2013, the Heartland International Value Fund (referred to in this section as the “Fund”).

The Directors’ approval was based on their consideration and evaluation of a variety of factors, which included, among other things: (1) the nature, extent, and quality of the services provided by the Advisor, including the investment process used by the Advisor; (2) the performance of the Heartland International Value Fund, a series of Trust for Professional Managers and the predecessor to the Fund (the “Predecessor Fund”) in comparison to its benchmark index and a peer group of mutual funds; (3) the management fees and anticipated total operating expenses of the Fund and the management fees and total operating expenses of the Predecessor Fund, including comparative information with respect to a peer group of mutual funds; (4) the profitability of the Advisor with respect to the Predecessor Fund; and (5) the extent to which economies of scale may be realized as the Fund grows. As part of this process, the Board reviewed and considered various materials, including:

MATERIALS RELATING TO THE NATURE, EXTENT, AND QUALITY OF SERVICES PROVIDED BY THE ADVISOR:

•	A summary of the Fund’s primary service providers;

•	A summary of the Advisor’s investment process for the Fund;

•	Biographical information regarding the portfolio management team for the Fund;

•	The Advisor’s Form ADV Part 2 (brochure, including supplements); and

•	Information regarding soft-dollar practices and usage, trading costs, and best execution.

INFORMATION WITH RESPECT TO FUND PERFORMANCE AND EXPENSES:

•	A Section 15(c) Report and related materials prepared by Lipper, Inc. comparing advisory fees, other expenses, and the performance of the Predecessor Fund against: (1) a peer group of funds consisting of the Predecessor Fund and certain other no-load funds classified by Lipper as having the same investment style and a similar asset size as the Predecessor Fund (“Expense Group”); and (2) a peer group of funds consisting of the Predecessor Fund and all other funds having the same investment style regardless of asset size or the primary channel of distribution (“Performance Universe”);

•	Other information regarding the anticipated expenses of the Fund and comparative information of expenses and performance among the Predecessor Fund and its Expense Group; and

•	A memorandum from management summarizing the Lipper reports and setting forth management’s observations and conclusions based on that information.

MATERIALS RELATING TO PROFITABILITY OF THE ADVISOR:

•	A profitability analysis prepared by management;

•	An independent study prepared by Lipper, Inc. of the profitability of a group of publicly traded advisors;

•	A summary of revenue-sharing arrangements that the Advisor has with various distribution intermediaries; and

•	A memorandum prepared by management discussing economies of scale.

INFORMATION RELATING TO THE ADVISOR’S FINANCIAL STRENGTH:

•	The Advisor’s financial statements and independent auditor’s report for the year ended December 31, 2012;

•	Consolidated financial statements of Heartland Holdings, Inc. (the Advisor’s parent company) and its subsidiaries and independent auditor’s report for the year ended December 31, 2012, and for the first quarter ended March 31, 2013 (unaudited);

•	The Advisor’s historical assets under management chart for past years;

•	The Advisor’s financial projections and distribution guidelines;

•	Changes in ownership (securities transactions) in Heartland Holdings’ stock during the first quarter of 2013; and

•	The Advisor’s management succession and personnel contingency plan.

In addition to the foregoing documents and information, the Independent Directors were assisted by their independent legal counsel, who was present at all times at the May 16, 2013 meeting, and who provided a memorandum that outlined the duties and responsibilities of the Board of Directors in connection with approval of Investment Advisory Agreements.

After reviewing and discussing this information, the performance of the Predecessor Fund, expenses, regulatory compliance issues, and related matters, the Board of Directors, including all of the Independent Directors, reached the following conclusions:

•	The nature and extent of the services provided by the Advisor are appropriate for the investment objectives and programs of the Fund and are appropriate to assure that the Fund’s operations are conducted in compliance with applicable laws, rules and regulations;

•	The quality of the services provided by the Advisor is strong based upon: (a) the high quality and effectiveness of the compliance program, disaster recovery and business continuity plan, management succession plan and trading programs implemented by the Advisor on behalf of the Fund; and (b) the acceptable investment performance of the Fund compared with its Lipper performance universe and benchmark indices, particularly on a risk-adjusted basis and after taking into account the additional internal risk controls instituted by the Advisor and that the Board believed could mitigate the risk of underperformance;

•	The operating expenses of the Fund, after waiver of a portion thereof by the Advisor, are fair and reasonable based on the nature, scope, and quality of the services provided to the Fund, especially taking into consideration the fact that: (a) the Advisor provides certain administrative services to the Fund which it is not contractually obligated to provide and which the Fund otherwise would need to obtain from the Advisor or a third party at additional expense; (b) the Advisor has subsidized the Fund’s operation since the Fund’s inception and has not yet recouped those subsidies; and (c) those fees are competitive, taking into account all relevant circumstances, with fees paid by peer groups; and

•	The Advisor has sufficient financial resources and revenues to enable it to finance the provision and delivery of the services it is obligated to provide under the Advisory Agreement.

With regard to economies of scale, the Independent Directors noted that certain fixed costs are spread over a broader base of assets as the Fund’s total assets increase. They also noted that economies of scale that can be achieved by funds with small-cap management strategies, such as the Fund, frequently are not as pronounced as for funds with larger-cap strategies. This is due to the fact that, as smaller-cap funds increase in asset size, their managers frequently must add new companies to the fund portfolios to avoid the size of their investments in individual companies exceeding prudent levels. Expansion of the number of companies in the portfolios requires increased research, analysis, and administration, which typically offsets a portion of the financial benefits of the economies of scale achieved as assets grow. Larger-cap funds, on the other hand, frequently can increase the size of their investments in companies already in their portfolios to manage investment inflows, which maximizes the financial benefits available to them from the economies of scale realized. Applying these concepts to the Fund, the Independent Directors concluded that the fee structure of that Fund reflects an appropriate sharing of economies of scale between the Fund and the Advisor, but that given the current small size of the Fund any such economies were not likely to be achieved in the foreseeable future.

The Independent Directors reached these conclusions after carefully considering all of the information provided by management and after taking into account recent developments and circumstances affecting the Fund specifically.

16

DEFINITIONS AND DISCLOSURES

(UNAUDITED)

10 Principles of Value Investing™ consist of the following criteria for selecting securities: (1) catalyst for recognition; (2) low price in relation to earnings; (3) low price in relation to cash flow; (4) low price in relation to book value; (5) financial soundness; (6) positive earnings dynamics; (7) sound business strategy; (8) capable management and insider ownership; (9) value of company; and (10) positive technical analysis.

Book Value of a company is the sum of all of a company’s assets, minus its liabilities.

Dividend Payout Ratio is the percentage of dividend earnings paid to shareholders. It is calculated by dividing yearly dividend per share by earnings per share.

Morgan Stanley Capital International (MSCI) All Country World Index ex USA Small Cap Value is a market capitalization weighted index that is designed to measure the equity market performance of the small cap value segments of developed and emerging markets, excluding the U.S. The index consists of 44 country indices comprising 23 developed and 21 emerging market country indices. MSCI makes no express or implied warranties or representations and shall have no liability whatsoever with respect to any MSCI data contained herein. The MSCI data may not be further redistributed or used to create indices or financial products. This report is not approved or produced by MSCI.

Price/Book Ratio of a company is calculated by dividing the market price of its stock by the company’s per-share book value.

Price/Earnings Ratio of a stock is calculated by dividing the current price of the stock by its trailing 12 months’ earnings per share.

Price/Earnings Ratio (Forward) for a security is based on actual earnings to date and future estimates made by Heartland Advisors, Inc. Estimates made by Heartland Advisors, Inc. are based on factors such as management guidance, historical performance of the company and its peer group, industry growth rates, street estimates and other factors as deemed appropriate.

S&P 500 Index is an index of 500 U.S stocks chosen for market size, liquidity, and industry group representation and is a widely used U.S. equity benchmark.

TOPIX, also known as the Tokyo Stock Price Index, is a capitalization weighted index of all companies listed on the First Section of the Tokyo Stock Exchange. The index is supplemented by the sub indices of the 33 industry sectors. The index calculation excludes temporary issues and preferred stocks, and has a base value of 100 as of January 4, 1968. All indices are unmanaged. It is not possible to invest directly in an index.

17

Heartland Advisors’ commitment to you:
Striving to achieve superior investment results and outstanding client service

Fundamental Research

We remain focused on discovering opportunities through extensive fundamental analysis

Seasoned Investment Team

We leverage our investment team’s more than 280 years of experience to uncover out-of-favor, financially sound and undervalued companies

Consistent and Disciplined Approach

We consistently adhere to our clearly defined, time-tested investment process driven by Heartland’s 10 Principles of Value Investing™

An investor should consider the Funds’ investment objectives, risks, and charges and expenses carefully before investing or sending money. This and other important information can be found in the Fund’s prospectus. To obtain a prospectus, please call 1-800-432-7856 or visit www.heartlandfunds.com. Please read the prospectus carefully before investing.

HLF003814/0114

Item 2.	Code of Ethics.

Not applicable to semi-annual report.

Item 3.	Audit Committee Financial Expert.

Not applicable to semi-annual report.

Item 4.	Principal Accountant Fees and Services.

Not applicable to semi-annual report.

Item 5.	Audit Committee of Listed Registrants.

Not applicable.

Item 6.	Schedule of Investments.

Schedule of Investments as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchases.

Not applicable.

Item 10.	Submission of Matters to Vote of Security Holders.

No material changes to the procedures by which the shareholders may recommend nominees to the registrant’s Board of Trustees have been implemented after the registrant’s last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Item 11.	Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	No changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) occurred during the registrant’s second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.	Exhibits.

(a)(1)	The Code of Ethics for the Registrant’s Principal Executive Officer, Principal Financial Officer and Principal Accounting Officer referenced to in Item 2 was filed as Exhibit 12(d)(1) to the Registrant’s Certified Shareholder Report on Form N-CSR filed on February 23, 2012, and is incorporated herein by reference.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3)	Not applicable.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

HEARTLAND GROUP, INC.

By:	/s/ William R. Nasgovitz
William R. Nasgovitz
Chief Executive Officer

Date:	January 21, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ William R. Nasgovitz
William R. Nasgovitz
Chief Executive Officer

Date:	January 21, 2014

By:	/s/ Nicole J. Best
Nicole J. Best
Treasurer & Principal Accounting Officer

Date:	January 21, 2014